Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 177,329	$ 170,802
Short-term investments	110,209	101,078
Accounts receivable, net (Allowance for current expected credit losses of USD 1,022 and USD 1,258 as of December 31, 2023 and 2024, respectively)	32,662	31,210
Inventories	1,255	2,219
Due from related parties (Allowance for current expected credit losses of USD 388 and USD 691 as of December 31, 2023 and 2024, respectively)	31,519	12,644
Prepayments and other current assets (Allowance for current expected credit losses of USD 6,186 and USD 6,223 as of December 31, 2023 and 2024, respectively)	10,058	9,423
Total current assets	363,032	327,376
Non-current assets:
Long-term investments	30,599	32,134
Deferred tax assets	10,528	478
Property and equipment, net	55,430	60,028
Operating lease assets	450	575
Intangible assets, net	8,310	5,697
Goodwill		20,826
Due from a related party (Allowance for current expected credit losses of USD 381 and nil as of December 31, 2023 and 2024, respectively)		19,619
Long-term prepayments and other assets	5,334	1,953
Restricted cash	218
Total assets	473,901	468,686
Current liabilities (including amounts of the consolidated variable interest entity and its subsidiaries ("VIEs") without recourse to the Company of USD 203,936 and USD 185,762 as of December 31, 2023 and 2024, respectively)
Accounts payable	22,964	24,430
Due to related parties	17
Contract liabilities, current portion	39,936	36,375
Income tax payable	9,386	6,391
Accrued liabilities and other payables	52,093	53,708
Short-term borrowings and current portion of long-term borrowings	2,087	6,906
Lease liabilities	253	276
Total current liabilities.	126,736	128,086
Non-current liabilities (including amounts of the consolidated VIEs without recourse to the Company of USD 86,029 and USD 97,997 as of December 31, 2023 and 2024, respectively)
Contract liabilities	458	846
Deferred tax liabilities	1,154	513
Long-term borrowings	27,127	15,539
Other long-term payables	480
Lease liabilities	161	229
Total liabilities	156,116	145,213
Commitments and contingencies
Equity
Common shares (375,001,940 shares issued and 323,525,556 shares outstanding as of December 31, 2023; 375,001,940 shares issued and 307,351,196 shares outstanding as of December 31, 2024)	77	81
Treasury shares (51,476,384 shares and 67,650,744 shares as of December 31, 2023 and 2024, respectively)	16	12
Additional paid-in-capital	477,244	482,484
Statutory reserves	8,718	8,142
Accumulated other comprehensive loss	(21,694)	(18,913)
Accumulated deficits	(146,305)	(146,944)
Total Xunlei Limited's shareholders' equity	318,056	324,862
Non-controlling interests	(271)	(1,389)
Total liabilities and shareholders' equity	$ 473,901	$ 468,686